Related Party Balances and Transactions - Schedule of Collateral and Guarantee made by Related Parties to the Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Aggregated Principal	$ 11,539,947	$ 2,971,097
Carrying Amount	$ 10,886,502	$ 2,971,097
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao [Member]
Related Party Transaction [Line Items]
Institution Name	Linshang Bank Co., Ltd. Ningbo Beilun Sub-branch	Agricultural Bank of China
Term	From August 2025 to February 2026	From December, 2024 to December, 2025
Aggregated Principal	$ 1,143,985	$ 684,997
Carrying Amount	$ 714,990	$ 684,997
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	Agricultural Bank of China Limited, Ningbo Beilun Branch
Term	From December 2025 to December 2026
Aggregated Principal	$ 714,990
Carrying Amount	$ 714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	China CITIC Bank Corporation Limited, Ningbo Branch
Term	From June 2025 to June 2026
Aggregated Principal	$ 686,391
Carrying Amount	$ 686,391
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	China CITIC Bank Corporation Limited, Ningbo Branch
Term	From July 2025 to July 2026
Aggregated Principal	$ 714,990
Carrying Amount	$ 714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	Huishang Bank Co., LTD. Ningbo Beilun branch
Term	From March 2025 to March 2026
Aggregated Principal	$ 714,991
Carrying Amount	$ 714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	Huishang Bank Co., LTD. Ningbo Beilun branch
Term	From March 2025 to March 2026
Aggregated Principal	$ 714,990
Carrying Amount	$ 714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	Bank of China Ningbo Beilun Branch
Term	From February 2025 to February 2026
Aggregated Principal	$ 714,991
Carrying Amount	$ 714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	Industrial and Commercial Bank of China Limited, Ningbo Beilun Branch
Term	From June 2025 to June 2026
Aggregated Principal	$ 714,991
Carrying Amount	$ 714,990
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	China Construction Bank Ningbo Free Trade Zone Sub-branch
Term	From July 2025 to July 2026
Aggregated Principal	$ 1,000,987
Carrying Amount	$ 1,000,987
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	Industrial Bank Co., Ltd. Ningbo Branch
Term	From October 2025 to October 2028
Aggregated Principal	$ 2,859,962
Carrying Amount	$ 2,859,962
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	Bank of China Limited Zhenhai branch
Term	From January 2025 to January 2026
Aggregated Principal	$ 214,497
Carrying Amount	$ 214,497
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen, pledged by real estate owned by Mr. Zhengjun Tao and Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Institution Name	Bank of China Limited Zhenhai branch
Term	From December 2025 to December 2026
Aggregated Principal	$ 457,594
Carrying Amount	$ 457,594
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao [Member]
Related Party Transaction [Line Items]
Institution Name	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.
Term	From May 2024 to November 2026	From November 2023 to April 2026
Aggregated Principal	$ 157,298	$ 160,464
Carrying Amount	$ 35,104	$ 160,464
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao [Member]
Related Party Transaction [Line Items]
Institution Name	Far East Hongxin Inclusive Financial Leasing Co., Ltd.
Term	From Feb 2025 to Feb 2028
Aggregated Principal	$ 300,296
Carrying Amount	$ 211,119
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao [Member]
Related Party Transaction [Line Items]
Institution Name	Far East Hongxin Inclusive Financial Leasing Co., Ltd.	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.
Term	From Dec 2025 to Dec 2028	From May 2024 to November 2026
Aggregated Principal	$ 428,994	$ 99,146
Carrying Amount	$ 415,918	$ 99,146
Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen [Member]
Related Party Transaction [Line Items]
Institution Name		China CITIC Bank Co., LTD. Ningbo branch
Term		From July, 2024 to July, 2025
Aggregated Principal		$ 684,997
Carrying Amount		$ 684,997
Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin [Member]
Related Party Transaction [Line Items]
Institution Name		Huishang Bank Co., LTD. Ningbo Beilun branch
Term		From September, 2024 to March, 2025
Aggregated Principal		$ 684,997
Carrying Amount		$ 684,997
Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen pledges of mortgages of real estate [Member]
Related Party Transaction [Line Items]
Institution Name		Bank of China Limited Zhenhai branch
Term		From December, 2024 to December, 2025
Aggregated Principal		$ 438,398
Carrying Amount		$ 438,399
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd, Ms. Shasha Chen and Mr. Zhengjun Tao [Member]
Related Party Transaction [Line Items]
Institution Name		Zhongli International Leasing Co., Ltd.
Term		From September 2023 to September 2028
Aggregated Principal		$ 218,097
Carrying Amount		$ 218,097